FAIR VALUE MEASUREMENTS - 3(a)(10)Settlement Agreement (Details)		3 Months Ended		12 Months Ended
	Jan. 28, 2025 USD ($) $ / shares item	Mar. 31, 2026 USD ($) Y $ / shares item	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) Y $ / shares item shares	Dec. 31, 2024 USD ($) Y
FAIR VALUE MEASUREMENTS
Conversion Price (in dollars per share)				$ 1
Floor price				$ 0.64
Maximum number of shares issuable | shares				4,618,359
Aggregate fair value | $					$ 7,461,573
3(a)(10) Settlement Agreement, at fair value | $	$ 11,624,000	$ 3,687,000		$ 3,634,000
Base case scenario
FAIR VALUE MEASUREMENTS
Conversion Price (in dollars per share)				$ 11.15
Percentage of market price used to determine conversion price				85.00%
3(a)(10) Settlement Agreement
FAIR VALUE MEASUREMENTS
Overdue liabilities agreed to be settled in shares | $	$ 8,908,077
Conversion Price (in dollars per share)	$ 34.88
SEPA Convertible Note, floor price (in $ per share)	$ 34.88			$ 34.88
Beneficial ownership (in percentage)	4.99%
Number of shares issued | shares				429,504
Aggregate fair value | $	$ 11,624,000			$ 8,711,829
Change in fair value | $		53,000	$ 606,000	722,000	$ 0
Reclaiming claim amount | $				2,955,750
3(a)(10) Settlement Agreement, at fair value | $		$ 3,687,000		$ 3,634,000
Loss on extinguishment of accounts payable | $	$ 2,715,923
Number of trials | item	50,000	50,000		50,000
3(a)(10) Settlement Agreement | Stock price as of valuation date
FAIR VALUE MEASUREMENTS
Measurement input	34.88	0.2		13.12
3(a)(10) Settlement Agreement | Equity volatility
FAIR VALUE MEASUREMENTS
Measurement input	88	0.89		0.80
3(a)(10) Settlement Agreement | Remaining term
FAIR VALUE MEASUREMENTS
Measurement input | Y					0.63
3(a)(10) Settlement Agreement | Risk-free rate
FAIR VALUE MEASUREMENTS
Measurement input	4.2	0.037		0.036
3(a)(10) Settlement Agreement | Expected term
FAIR VALUE MEASUREMENTS
Measurement input | Y		0.46		0.63
3(a)(10) Settlement Agreement | Drift term
FAIR VALUE MEASUREMENTS
Measurement input	4.1	0.036		0.035
3(a)(10) Settlement Agreement | Stock Price Drops Below $1.09
FAIR VALUE MEASUREMENTS
Conversion Price (in dollars per share)	$ 34.88
Percentage of market price used to determine conversion price	85.00%
Valuation period	5 days
Floor price	$ 0.64
3(a)(10) Settlement Agreement | If Default Event Occurs
FAIR VALUE MEASUREMENTS
Conversion Price (in dollars per share)	$ 34.88
Percentage of market price used to determine conversion price	75.00%
Floor price	$ 0.64
3(a)(10) Settlement Agreement | Base case scenario
FAIR VALUE MEASUREMENTS
Conversion Price (in dollars per share)		$ 1.09		$ 34.88
Percentage of market price used to determine conversion price	85.00%	85.00%		85.00%
Base case scenario probability (in percent)	95.00%	95.00%		95.00%
3(a)(10) Settlement Agreement | Base case scenario | Stock price as of valuation date
FAIR VALUE MEASUREMENTS
Measurement input	34.88
3(a)(10) Settlement Agreement | Default scenario
FAIR VALUE MEASUREMENTS
Conversion Price (in dollars per share)		$ 1.09		$ 34.88
Percentage of market price used to determine conversion price		75.00%		75.00%
Default scenario probability (in percent)	5.00%	5.00%		5.00%
3(a)(10) Settlement Agreement | Default scenario | Stock price as of valuation date
FAIR VALUE MEASUREMENTS
Percentage of market price used to determine conversion price	75.00%
Measurement input	34.88